Reverse Takeover - Schedule of Purchase Price (Details) - Devv Holdings [Member]	Apr. 30, 2026 USD ($)
Schedule of Purchase Price [Line Items]
Fair value of shares retained by former shareholders of the Company (515,920 post 1:0.9692 consolidation shares at $6.10 (CAD$8.50))	$ 3,147,117
Fair value of replacement warrants of the Company	7,196,286
Total consideration	10,343,403
Net assets (liabilities) acquired of the Company:
Cash and cash equivalents	1,661,645
Accounts payable and accrued liabilities	(11,867,129)
Promissory note payable (Note 10)	(3,000,000)
Total net assets (liabilities)	(13,205,484)
Reduction to additional paid in capital as a result of the recapitalization	$ 23,548,887